united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

           Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

           225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

           The Corporation Trust Company

           1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF
QQH

HCM Defender 500 Index ETF
LGH

Semi-Annual Report
December 31, 2022

1-770-642-4902
www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	December 31, 2022
HCM Defender 100 Index ETF - NAV	(7.74)%	(39.56)%	5.66%	10.15%
HCM Defender 100 Index ETF - Market Price	(7.87)%	(39.60)%	5.58%	10.12%
HCM Defender 100 Index***	(6.07)%	(31.28)%	7.58%	11.50%
Nasdaq 100 Total Return Index ****	(4.46)%	(32.38)%	8.68%	12.46%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.02% per the November 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 100 Index was comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternated exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Technology Hardware	8.0%
Software	7.9%
Internet Media & Services	4.7%
Semiconductors	4.7%
E-Commerce Discretionary	3.6%
Biotech & Pharma	1.7%
Automotive	1.0%
Beverages	1.0%
Technology Services	1.0%
Retail - Consumer Staples	0.8%
Cable & Satellite	0.7%
Medical Equipment & Devices	0.7%
Electric Utilities	0.5%
Leisure Facilities & Services	0.5%
Diversified Industrials	0.4%
Food	0.4%
Retail - Discretionary	0.4%
Entertainment Content	0.3%
Telecommunications	0.3%
Transportation & Logistics	0.3%
Advertising & Marketing	0.1%
Commercial Support Services	0.1%
Industrial Support Services	0.1%
Oil & Gas Services & Equipment	0.1%
Renewable Energy	0.1%
Transportation Equipment	0.1%
Wholesale - Discretionary	0.1%
Other Assets in Excess of Liabilities	60.4%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for the period ended December 31, 2022, compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	December 31, 2022
HCM Defender 500 Index ETF - NAV	(3.19)%	(27.36)%	6.46%	9.76%
HCM Defender 500 Index ETF - Market Price	(3.31)%	(27.36)%	6.41%	9.73%
HCM Defender 500 Index***	(2.04)%	(21.44)%	5.48%	8.56%
S&P 500 Total Return Index ****	2.31%	(18.11)%	7.66%	10.67%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.01% per the November 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 500 Index was comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large – capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternated exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2022

The Fund’s holdings by investment type as of December 31, 2022 were as follows:

Industry Sector/Investment Type	% of Net Assets	Industry Sector/Investment Type	% of Net Assets
Common Stocks		Common Stocks (continued)
Software	3.5%	Apparel & Textile Products	0.2%
Technology Hardware	3.2%	Commercial Support Services	0.2%
Biotech & Pharma	3.0%	Industrial Reit	0.2%
Technology Services	2.1%	Infrastructure Reit	0.2%
Internet Media & Services	2.0%	Oil & Gas Services & Equipment	0.2%
Oil & Gas Producers	2.0%	Residential Reit	0.2%
E-Commerce Discretionary	1.9%	Specialty Finance	0.2%
Semiconductors	1.9%	Construction Materials	0.1%
Medical Equipment & Devices	1.8%	Containers & Packaging	0.1%
Banking	1.5%	Data Center Reit	0.1%
Health Care Facilities & Services	1.5%	Gas & Water Utilities	0.1%
Insurance	1.4%	Health Care Reit	0.1%
Electric Utilities	1.1%	Home Construction	0.1%
Retail - Discretionary	1.0%	Industrial Support Services	0.1%
Aerospace & Defense	0.8%	Metals & Mining	0.1%
Beverages	0.8%	Retail Reit	0.1%
Household Products	0.7%	Self-Storage Reit	0.1%
Retail - Consumer Staples	0.7%	Steel	0.1%
Transportation & Logistics	0.7%	Transportation Equipment	0.1%
Diversified Industrials	0.6%	Wholesale - Consumer Staples	0.1%
Institutional Financial Services	0.6%	Advertising & Marketing	0.0	% *
Leisure Facilities & Services	0.6%	Engineering & Construction	0.0	% *
Asset Management	0.5%	Gaming Reit	0.0	% *
Automotive	0.5%	Multi Asset Class Reit	0.0	% *
Chemicals	0.5%	Office Reit	0.0	% *
Electrical Equipment	0.5%	Real Estate Services	0.0	% *
Telecommunications	0.5%	Renewable Energy	0.0	% *
Entertainment Content	0.4%	Specialty Reit	0.0	% *
Food	0.4%	Timber Reit	0.0	% *
Machinery	0.4%	Wholesale - Discretionary	0.0	% *
Cable & Satellite	0.3%	Other Assets Less Liabilities	59.60%
Tobacco & Cannabis	0.3%		100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 39.6%
	ADVERTISING & MARKETING - 0.1%
3,230	Trade Desk, Inc. (The), Class A(a)	$144,801

	AUTOMOTIVE - 1.0%
3,845	Lucid Group, Inc.(a)	26,261
3,402	Rivian Automotive, Inc.(a)	62,699
18,309	Tesla, Inc.(a)	2,255,303
		2,344,263
	BEVERAGES - 1.0%
1,119	Coca-Cola Europacific Partners plc	61,903
6,029	Keurig Dr Pepper, Inc.	214,994
2,639	Monster Beverage Corporation(a)	267,938
9,798	PepsiCo, Inc.	1,770,107
		2,314,942
	BIOTECH & PHARMA - 1.7%
3,861	Amgen, Inc.	1,014,052
1,040	Biogen, Inc.(a)	287,997
632	BioNTech S.E. - ADR	94,939
9,102	Gilead Sciences, Inc.	781,407
2,521	Moderna, Inc.(a)	452,822
767	Regeneron Pharmaceuticals, Inc.(a)	553,383
967	Seagen, Inc.(a)	124,269
1,852	Vertex Pharmaceuticals, Inc.(a)	534,821
		3,843,690
	CABLE & SATELLITE - 0.7%
777	Charter Communications, Inc., Class A(a)	263,481
34,976	Comcast Corporation, Class A	1,223,110
4,613	Sirius XM Holdings, Inc.	26,940
		1,513,531
	COMMERCIAL SUPPORT SERVICES - 0.1%
602	Cintas Corporation	271,875

	DIVERSIFIED INDUSTRIALS - 0.4%
4,698	Honeywell International, Inc.	1,006,781

See accompanying notes to financial statements.

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 39.6% (Continued)
	E-COMMERCE DISCRETIONARY - 3.6%
90,182	Amazon.com, Inc.(a)	$7,575,289
4,052	eBay, Inc.	168,036
350	MercadoLibre, Inc.(a)	296,184
3,537	Pinduoduo, Inc. - ADR(a)	288,442
		8,327,951
	ELECTRIC UTILITIES - 0.5%
3,584	American Electric Power Company, Inc.	340,300
2,036	Constellation Energy Corporation	175,524
6,808	Exelon Corporation	294,310
3,775	Xcel Energy, Inc.	264,665
		1,074,799
	ENTERTAINMENT CONTENT - 0.3%
5,142	Activision Blizzard, Inc.	393,620
1,961	Electronic Arts, Inc.	239,595
16,023	Warner Bros Discovery, Inc.(a)	151,898
		785,113
	FOOD - 0.4%
5,393	Kraft Heinz Company (The)	219,549
9,905	Mondelez International, Inc., Class A	660,168
		879,717
	INDUSTRIAL SUPPORT SERVICES - 0.1%
4,083	Fastenal Company	193,208

	INTERNET MEDIA & SERVICES - 4.7%
2,547	Airbnb, Inc., CLASS A(a)	217,769
43,248	Alphabet, Inc., Class A(a)	3,815,771
38,524	Alphabet, Inc., Class C(a)	3,418,235
286	Booking Holdings, Inc.(a)	576,370
17,710	Meta Platforms, Inc., Class A(a)	2,131,221
3,191	Netflix, Inc.(a)	940,962
		11,100,328
	LEISURE FACILITIES & SERVICES - 0.5%
2,052	Marriott International, Inc., Class A	305,522

See accompanying notes to financial statements.

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 39.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
8,002	Starbucks Corporation	$793,799
		1,099,321
	MEDICAL EQUIPMENT & DEVICES - 0.7%
529	Align Technology, Inc.(a)	111,566
2,787	DexCom, Inc.(a)	315,600
591	IDEXX Laboratories, Inc.(a)	241,104
1,102	Illumina, Inc.(a)	222,824
2,547	Intuitive Surgical, Inc.(a)	675,847
		1,566,941
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
7,330	Baker Hughes Company	216,455

	RENEWABLE ENERGY - 0.1%
900	Enphase Energy, Inc.(a)	238,464

	RETAIL - CONSUMER STAPLES - 0.8%
3,121	Costco Wholesale Corporation	1,424,736
1,486	Dollar Tree, Inc.(a)	210,180
5,096	Walgreens Boots Alliance, Inc.	190,387
		1,825,303
	RETAIL - DISCRETIONARY - 0.4%
839	Lululemon Athletica, Inc.(a)	268,799
464	O’Reilly Automotive, Inc.(a)	391,629
2,495	Ross Stores, Inc.	289,595
		950,023
	SEMICONDUCTORS - 4.7%
11,561	Advanced Micro Devices, Inc.(a)	748,806
3,669	Analog Devices, Inc.	601,826
6,292	Applied Materials, Inc.	612,715
2,791	Broadcom, Inc.	1,560,532
426	GLOBALFOUNDRIES, Inc.(a)	22,957
29,718	Intel Corporation	785,447
1,061	KLA Corporation	400,029
1,000	Lam Research Corporation	420,300

See accompanying notes to financial statements.

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 39.6% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
6,046	Marvell Technology, Inc.	$223,944
3,923	Microchip Technology, Inc.	275,591
8,025	Micron Technology, Inc.	401,090
17,326	NVIDIA Corporation	2,532,021
1,882	NXP Semiconductors N.V.	297,412
8,567	QUALCOMM, Inc.	941,856
6,610	Texas Instruments, Inc.	1,092,104
		10,916,630
	SOFTWARE - 7.9%
3,305	Adobe, Inc.(a)	1,112,231
592	ANSYS, Inc.(a)	143,021
1,013	Atlassian Corp plc, CLASS A(a)	130,353
1,545	Autodesk, Inc.(a)	288,714
1,884	Cadence Design Systems, Inc.(a)	302,646
1,452	Crowdstrike Holdings, Inc., Class A(a)	152,881
1,829	Datadog, Inc.(a)	134,432
4,823	Fortinet, Inc.(a)	235,796
1,944	Intuit, Inc.	756,644
58,125	Microsoft Corporation	13,939,537
2,061	Palo Alto Networks, Inc.(a)	287,592
1,090	Synopsys, Inc.(a)	348,026
1,390	Workday, Inc., Class A(a)	232,589
1,559	Zoom Video Communications, Inc., Class A(a)	105,607
614	Zscaler, Inc.(a)	68,707
		18,238,776
	TECHNOLOGY HARDWARE - 8.0%
131,617	Apple, Inc.	17,100,998
26,666	Cisco Systems, Inc.	1,270,368
		18,371,366
	TECHNOLOGY SERVICES - 1.0%
2,951	Automatic Data Processing, Inc.	704,876
3,870	Cognizant Technology Solutions Corporation, Class A	221,325
2,866	CoStar Group, Inc.(a)	221,484
2,290	Paychex, Inc.	264,632

See accompanying notes to financial statements.

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 39.6% (Continued)
	TECHNOLOGY SERVICES - 1.0% (Continued)
8,340	PayPal Holdings, Inc.(a)	$593,975
1,125	Verisk Analytics, Inc.	198,473
		2,204,765
	TELECOMMUNICATIONS - 0.3%
4,543	T-Mobile US, Inc.(a)	636,020

	TRANSPORTATION & LOGISTICS - 0.3%
15,408	CSX Corporation	477,340
705	Old Dominion Freight Line, Inc.	200,065
		677,405
	TRANSPORTATION EQUIPMENT - 0.1%
2,233	PACCAR, Inc.	221,000

	WHOLESALE - DISCRETIONARY - 0.1%
3,070	Copart, Inc.(a)	186,932

	TOTAL COMMON STOCKS (Cost $107,059,921)	91,150,400

	TOTAL INVESTMENTS - 39.6% (Cost $107,059,921)	$91,150,400
	OTHER ASSETS IN EXCESS OF LIABILITIES - 60.4%	138,889,491
	NET ASSETS - 100.0%	$230,039,891

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4%
	ADVERTISING & MARKETING - 0.0%(b)
575	Omnicom Group, Inc.	$46,903
1,260	Trade Desk, Inc. (The), Class A(a)	56,486
802	ZoomInfo Technologies, Inc., Class A(a)	24,148
		127,537
	AEROSPACE & DEFENSE - 0.8%
1,686	Boeing Company(a)	321,166
714	General Dynamics Corporation	177,151
567	L3Harris Technologies, Inc.	118,055
760	Lockheed Martin Corporation	369,732
396	Northrop Grumman Corporation	216,062
4,168	Raytheon Technologies Corporation	420,634
135	Teledyne Technologies, Inc.(a)	53,988
617	Textron, Inc.	43,684
147	TransDigm Group, Inc.	92,559
		1,813,031
	APPAREL & TEXTILE PRODUCTS - 0.2%
3,607	NIKE, Inc., Class B	422,055
1,050	VF Corporation	28,991
		451,046
	ASSET MANAGEMENT - 0.5%
309	Ameriprise Financial, Inc.	96,213
1,252	Apollo Global Management, Inc.	79,865
417	BlackRock, Inc.	295,499
1,970	Blackstone, Inc.	146,154
4,330	Charles Schwab Corporation (The)	360,516
2,382	KKR & Company, Inc.	110,572
201	LPL Financial Holdings, Inc.	43,450
630	Raymond James Financial, Inc.	67,316
667	T Rowe Price Group, Inc.	72,743
		1,272,328
	AUTOMOTIVE - 0.5%
10,791	Ford Motor Company	125,499
3,663	General Motors Company	123,223
6,455	Stellantis N.V.	91,661

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	AUTOMOTIVE - 0.5% (Continued)
7,293	Tesla, Inc.(a)	$898,352
		1,238,735
	BANKING - 1.5%
20,484	Bank of America Corporation	678,430
5,706	Citigroup, Inc.	258,082
1,337	Citizens Financial Group, Inc.	52,638
2,085	Fifth Third Bancorp	68,409
504	First Republic Bank	61,433
3,817	Huntington Bancshares, Inc.	53,820
8,443	JPMorgan Chase & Company	1,132,206
2,777	KeyCorporation	48,375
518	M&T Bank Corporation	75,141
1,221	PNC Financial Services Group, Inc. (The)	192,845
2,840	Regions Financial Corporation	61,230
156	SVB Financial Group(a)	35,902
3,826	Truist Financial Corporation	164,633
4,006	US Bancorp	174,702
11,226	Wells Fargo & Company	463,522
		3,521,368
	BEVERAGES - 0.8%
817	Brown-Forman Corporation, Class B	53,661
11,176	Coca-Cola Company (The)	710,905
438	Constellation Brands, Inc., Class A	101,507
2,338	Keurig Dr Pepper, Inc.	83,373
1,106	Monster Beverage Corporation(a)	112,292
3,986	PepsiCo, Inc.	720,111
		1,781,849
	BIOTECH & PHARMA - 3.0%
5,161	AbbVie, Inc.	834,069
350	Alnylam Pharmaceuticals, Inc.(a)	83,178
1,553	Amgen, Inc.	407,880
423	Biogen, Inc.(a)	117,137
571	BioMarin Pharmaceutical, Inc.(a)	59,093
6,239	Bristol-Myers Squibb Company	448,896

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	BIOTECH & PHARMA - 3.0% (Continued)
2,466	Eli Lilly and Company	$902,160
3,599	Gilead Sciences, Inc.	308,974
596	Horizon Therapeutics plc(a)	67,825
7,592	Johnson & Johnson	1,341,126
7,405	Merck & Company, Inc.	821,585
1,009	Moderna, Inc.(a)	181,237
16,586	Pfizer, Inc.	849,867
309	Regeneron Pharmaceuticals, Inc.(a)	222,940
911	Royalty Pharma plc, Class A	36,003
397	Seagen, Inc.(a)	51,018
737	Vertex Pharmaceuticals, Inc.(a)	212,831
4,051	Viatris, Inc.	45,088
1,312	Zoetis, Inc.	192,274
		7,183,181
	CABLE & SATELLITE - 0.3%
316	Charter Communications, Inc., Class A(a)	107,156
14,340	Comcast Corporation, Class A	501,470
438	Liberty Broadband Corporation - Series C(a)	33,406
		642,032
	CHEMICALS - 0.5%
612	Air Products and Chemicals, Inc.	188,654
338	Albemarle Corporation	73,299
213	Avery Dennison Corporation	38,553
627	CF Industries Holdings, Inc.	53,420
2,095	Corteva, Inc.	123,144
2,097	Dow, Inc.	105,668
1,332	DuPont de Nemours, Inc.	91,415
727	Ecolab, Inc.	105,822
361	FMC Corporation	45,053
726	International Flavors & Fragrances, Inc.	76,114
790	LyondellBasell Industries N.V., Class A	65,594
975	Mosaic Company (The)	42,773
698	PPG Industries, Inc.	87,767

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	CHEMICALS - 0.5% (Continued)
652	Sherwin-Williams Company (The)	$154,739
		1,252,015
	COMMERCIAL SUPPORT SERVICES - 0.2%
241	Cintas Corporation	108,840
579	Republic Services, Inc.	74,685
1,143	Waste Management, Inc.	179,314
		362,839
	CONSTRUCTION MATERIALS - 0.1%
177	Martin Marietta Materials, Inc.	59,821
372	Vulcan Materials Company	65,141
		124,962
	CONTAINERS & PACKAGING - 0.1%
962	Ball Corporation	49,197
300	Crown Holdings, Inc.	24,663
1,162	International Paper Company	40,240
287	Packaging Corp of America	36,710
		150,810
	DATA CENTER REIT - 0.1%
801	Digital Realty Trust, Inc.	80,316
243	Equinix, Inc.	159,172
		239,488
	DIVERSIFIED INDUSTRIALS - 0.6%
1,637	3M Company	196,309
382	Dover Corporation	51,727
1,154	Eaton Corp plc	181,120
1,696	Emerson Electric Company	162,918
3,062	General Electric Company	256,565
1,932	Honeywell International, Inc.	414,027
796	Illinois Tool Works, Inc.	175,359
		1,438,025
	E-COMMERCE DISCRETIONARY - 1.9%
51,892	Amazon.com, Inc.(a)	4,358,928
1,675	eBay, Inc.	69,462

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	E-COMMERCE DISCRETIONARY - 1.9% (Continued)
381	Etsy, Inc.(a)	$45,636
		4,474,026
	ELECTRIC UTILITIES - 1.1%
1,827	AES Corporation (The)	52,545
668	Alliant Energy Corporation	36,880
759	Ameren Corporation	67,490
1,525	American Electric Power Company, Inc.	144,799
1,911	CenterPoint Energy, Inc.	57,311
867	CMS Energy Corporation	54,907
1,014	Consolidated Edison, Inc.	96,644
765	Constellation Energy Corporation	65,951
2,328	Dominion Resources, Inc.	142,753
545	DTE Energy Company	64,054
2,191	Duke Energy Corporation	225,651
1,073	Edison International	68,264
612	Entergy Corporation	68,850
589	Evergy, Inc.	37,066
1,020	Eversource Energy	85,517
2,830	Exelon Corporation	122,341
1,495	FirstEnergy Corporation	62,700
5,334	NextEra Energy, Inc.	445,922
4,604	PG&E Corporation(a)	74,861
2,082	PPL Corporation	60,836
1,372	Public Service Enterprise Group, Inc.	84,062
918	Sempra Energy	141,868
3,032	Southern Company (The)	216,515
867	WEC Energy Group, Inc.	81,290
1,524	Xcel Energy, Inc.	106,848
		2,665,925
	ELECTRICAL EQUIPMENT - 0.5%
667	AMETEK, Inc.	93,193
1,700	Amphenol Corporation, Class A	129,438
2,523	Carrier Global Corporation	104,074
960	Fortive Corporation	61,680

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.5% (Continued)
2,093	Johnson Controls International plc	$133,952
505	Keysight Technologies, Inc.(a)	86,390
1,156	Otis Worldwide Corporation	90,526
328	Rockwell Automation, Inc.	84,483
302	Roper Technologies, Inc.	130,491
695	Trane Technologies PLC	116,823
744	Trimble, Inc.(a)	37,617
		1,068,667
	ENGINEERING & CONSTRUCTION - 0.0%(b)
371	Jacobs Solutions, Inc.	44,546
425	Quanta Services, Inc.	60,562
		105,108
	ENTERTAINMENT CONTENT - 0.4%
2,108	Activision Blizzard, Inc.	161,367
822	Electronic Arts, Inc.	100,432
1,671	Paramount Global, Class B	28,206
450	Take-Two Interactive Software, Inc.(a)	46,859
5,215	Walt Disney Company (The)(a)	453,079
6,587	Warner Bros Discovery, Inc.(a)	62,445
		852,388
	FOOD - 0.4%
1,469	Conagra Brands, Inc.	56,850
1,729	General Mills, Inc.	144,977
402	Hershey Company (The)	93,091
814	Hormel Foods Corporation	37,078
305	J M Smucker Company (The)	48,330
685	Kellogg Company	48,799
2,147	Kraft Heinz Company (The)	87,404
692	McCormick & Company, Inc.	57,360
4,039	Mondelez International, Inc., Class A	269,200
804	Tyson Foods, Inc., Class A	50,049
		893,138

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	GAMING REITS - 0.0%(b)
2,683	VICI Properties, Inc.	$86,929

	GAS & WATER UTILITIES - 0.1%
519	American Water Works Company, Inc.	79,106
424	Atmos Energy Corporation	47,518
		126,624
	HEALTH CARE FACILITIES & SERVICES - 1.5%
479	AmerisourceBergen Corporation	79,375
853	Cardinal Health, Inc.	65,570
450	Catalent, Inc.(a)	20,255
1,707	Centene Corporation(a)	139,991
165	Charles River Laboratories International, Inc.(a)	35,954
903	Cigna Corporation	299,200
3,829	CVS Health Corporation	356,825
700	Elevance Health, Inc.	359,079
618	HCA Healthcare, Inc.	148,295
373	Humana, Inc.	191,047
518	IQVIA Holdings, Inc.(a)	106,133
284	Laboratory Corp of America Holdings	66,876
413	McKesson Corporation	154,925
158	Molina Healthcare, Inc.(a)	52,175
369	Quest Diagnostics, Inc.	57,726
2,704	UnitedHealth Group, Inc.	1,433,606
		3,567,032
	HEALTH CARE REIT - 0.1%
1,451	Healthpeak Properties, Inc.	36,377
1,125	Ventas, Inc.	50,681
1,277	Welltower, Inc.	83,707
		170,765
	HOME CONSTRUCTION - 0.1%
897	DR Horton, Inc.	79,958
711	Lennar Corporation, Class A	64,346
731	Masco Corporation	34,116

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	HOME CONSTRUCTION - 0.1% (Continued)
9	NVR, Inc.(a)	$41,513
		219,933
	HOUSEHOLD PRODUCTS - 0.7%
726	Church & Dwight Company, Inc.	58,523
347	Clorox Company (The)	48,695
2,376	Colgate-Palmolive Company	187,205
598	Estee Lauder Companies, Inc. (The), Class A	148,370
970	Kimberly-Clark Corporation	131,678
6,884	Procter & Gamble Company (The)	1,043,338
		1,617,809
	INDUSTRIAL REIT - 0.2%
2,649	Prologis, Inc.	298,621

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,610	Fastenal Company	76,185
201	United Rentals, Inc.(a)	71,439
143	WW Grainger, Inc.	79,544
		227,168
	INFRASTRUCTURE REIT - 0.2%
1,286	American Tower Corporation	272,452
1,214	Crown Castle, Inc.	164,667
298	SBA Communications Corporation, A	83,532
		520,651
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,094	Bank of New York Mellon Corporation (The)	95,319
1,055	CME Group, Inc.	177,409
1,000	Goldman Sachs Group, Inc. (The)	343,381
1,592	Intercontinental Exchange, Inc.	163,323
3,971	Morgan Stanley	337,614
1,006	Nasdaq, Inc.	61,718
615	Northern Trust Corporation	54,421
1,004	State Street Corporation	77,880
		1,311,065

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	INSURANCE - 1.4%
1,772	Aflac, Inc.	$127,478
778	Allstate Corporation (The)	105,497
2,343	American International Group, Inc.	148,171
585	Aon plc, CLASS A	175,582
1,141	Arch Capital Group Ltd.(a)	71,632
630	Arthur J Gallagher & Company	118,780
3,723	Berkshire Hathaway, Inc., Class B(a)	1,150,034
627	Brown & Brown, Inc.	35,720
1,180	Chubb Ltd.	260,308
509	Cincinnati Financial Corporation	52,117
948	Hartford Financial Services Group, Inc. (The)	71,887
40	Markel Corporation(a)	52,700
1,424	Marsh & McLennan Companies, Inc.	235,644
1,773	MetLife, Inc.	128,312
772	Principal Financial Group, Inc.	64,786
1,669	Progressive Corporation (The)	216,486
1,127	Prudential Financial, Inc.	112,091
711	Travelers Companies, Inc. (The)	133,305
348	Willis Towers Watson plc	85,114
		3,345,644
	INTERNET MEDIA & SERVICES - 2.0%
1,015	Airbnb, Inc., CLASS A(a)	86,783
17,367	Alphabet, Inc., Class A(a)	1,532,289
15,566	Alphabet, Inc., Class C(a)	1,381,171
119	Booking Holdings, Inc.(a)	239,818
713	DoorDash, Inc., Class A(a)	34,809
477	Expedia Group, Inc.(a)	41,785
844	Match Group, Inc.(a)	35,018
7,093	Meta Platforms, Inc., Class A(a)	853,572
1,268	Netflix, Inc.(a)	373,908
3,045	Snap, Inc., Class A(a)	27,253
5,257	Uber Technologies, Inc.(a)	130,006
278	VeriSign, Inc.(a)	57,112
		4,793,524

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6%
82	Chipotle Mexican Grill, Inc.(a)	$113,774
322	Darden Restaurants, Inc.	44,542
104	Domino’s Pizza, Inc.	36,026
777	Hilton Worldwide Holdings, Inc.	98,182
1,026	Las Vegas Sands Corporation(a)	49,320
426	Live Nation Entertainment, Inc.(a)	29,709
827	Marriott International, Inc., Class A	123,132
2,124	McDonald’s Corporation	559,739
940	MGM Resorts International	31,518
543	Royal Caribbean Cruises Ltd.(a)	26,840
3,172	Starbucks Corporation	314,662
812	Yum! Brands, Inc.	104,001
		1,531,445
	MACHINERY - 0.4%
1,542	Caterpillar, Inc.	369,402
813	Deere & Company	348,582
194	IDEX Corporation	44,296
1,259	Ingersoll Rand, Inc.	65,783
357	Parker-Hannifin Corporation	103,887
479	Stanley Black & Decker, Inc.	35,982
562	Xylem, Inc.	62,140
		1,030,072
	MEDICAL EQUIPMENT & DEVICES - 1.8%
5,020	Abbott Laboratories	551,146
143	ABIOMED, Inc. - CVR(a)	—
838	Agilent Technologies, Inc.	125,407
219	Align Technology, Inc.(a)	46,187
1,836	Avantor, Inc.(a)	38,721
1,619	Baxter International, Inc.	82,520
811	Becton Dickinson and Company	206,237
436	Bio-Techne Corporation	36,136
4,116	Boston Scientific Corporation(a)	190,447
154	Cooper Companies, Inc. (The)	50,923
1,875	Danaher Corporation	497,663

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.8% (Continued)
1,138	DexCom, Inc.(a)	$128,867
1,776	Edwards Lifesciences Corporation(a)	132,507
697	Hologic, Inc.(a)	52,143
229	IDEXX Laboratories, Inc.(a)	93,423
468	Illumina, Inc.(a)	94,630
205	Insulet Corporation(a)	60,350
1,040	Intuitive Surgical, Inc.(a)	275,964
3,809	Medtronic plc	296,035
63	Mettler-Toledo International, Inc.(a)	91,063
391	PerkinElmer, Inc.	54,826
415	ResMed, Inc.	86,374
270	STERIS plc	49,866
970	Stryker Corporation	237,155
1,126	Thermo Fisher Scientific, Inc.	620,078
166	Waters Corporation(a)	56,868
209	West Pharmaceutical Services, Inc.	49,188
637	Zimmer Biomet Holdings, Inc.	81,218
		4,285,942
	METALS & MINING - 0.1%
3,986	Freeport-McMoRan, Inc.	151,468
2,367	Newmont Corporation	111,722
		263,190
	MULTI ASSET CLASS REIT - 0.0%(b)
582	WP Carey, Inc.	45,483

	OFFICE REIT - 0.0%(b)
496	Alexandria Real Estate Equities, Inc.	72,252
438	Boston Properties, Inc.	29,600
		101,852
	OIL & GAS PRODUCERS - 2.0%
847	APA Corporation	39,538
683	Cheniere Energy, Inc.	102,423
5,556	Chevron Corporation	997,246
3,700	ConocoPhillips	436,600

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	OIL & GAS PRODUCERS - 2.0% (Continued)
2,333	Coterra Energy, Inc.	$57,322
1,826	Devon Energy Corporation	112,317
484	Diamondback Energy, Inc.	66,202
1,769	EOG Resources, Inc.	229,121
901	EQT Corporation	30,481
12,166	Exxon Mobil Corporation	1,341,910
832	Hess Corporation	117,994
6,062	Kinder Morgan, Inc.	109,601
2,091	Marathon Oil Corporation	56,603
1,560	Marathon Petroleum Corporation	181,568
2,698	Occidental Petroleum Corporation	169,947
1,322	ONEOK, Inc.	86,855
1,362	Phillips 66	141,757
658	Pioneer Natural Resources Company	150,281
600	Targa Resources Corporation - Series MLP	44,100
1,188	Valero Energy Corporation	150,710
3,536	Williams Companies, Inc. (The)	116,334
		4,738,910
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
2,805	Baker Hughes Company	82,832
2,454	Halliburton Company	96,565
4,150	Schlumberger Ltd	221,859
		401,256
	REAL ESTATE SERVICES - 0.0%(b)
950	CBRE Group, Inc., Class A(a)	73,112

	RENEWABLE ENERGY - 0.0%(b)
371	Enphase Energy, Inc.(a)	98,300
1,398	Plug Power, Inc.(a)	17,293
		115,593
	RESIDENTIAL REIT - 0.2%
379	AvalonBay Communities, Inc.	61,216
287	Camden Property Trust	32,110
1,019	Equity Residential	60,121

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	RESIDENTIAL REIT - 0.2% (Continued)
176	Essex Property Trust, Inc.	$37,298
1,796	Invitation Homes, Inc.	53,233
329	Mid-America Apartment Communities, Inc.	51,650
366	Sun Communities, Inc.	52,338
835	UDR, Inc.	32,340
		380,306
	RETAIL - CONSUMER STAPLES - 0.7%
1,273	Costco Wholesale Corporation	581,124
646	Dollar General Corporation	159,078
609	Dollar Tree, Inc.(a)	86,137
1,925	Kroger Company (The)	85,817
1,316	Target Corporation	196,137
2,014	Walgreens Boots Alliance, Inc.	75,243
4,067	Walmart, Inc.	576,659
		1,760,195
	RETAIL - DISCRETIONARY - 1.0%
160	Advance Auto Parts, Inc.	23,525
58	AutoZone, Inc.(a)	143,038
526	Best Buy Company, Inc.	42,190
404	Genuine Parts Company	70,098
2,986	Home Depot, Inc. (The)	943,159
1,846	Lowe’s Companies, Inc.	367,797
188	O’Reilly Automotive, Inc.(a)	158,678
989	Ross Stores, Inc.	114,793
3,236	TJX Companies, Inc. (The)	257,586
317	Tractor Supply Company	71,315
149	Ulta Beauty, Inc.(a)	69,891
		2,262,070
	RETAIL REIT - 0.1%
1,820	Kimco Realty Corporation	38,548
1,760	Realty Income Corporation	111,637
935	Simon Property Group, Inc.	109,844
		260,029

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	SELF-STORAGE REIT - 0.1%
376	Extra Space Storage, Inc.	$55,340
445	Public Storage	124,685
		180,025
	SEMICONDUCTORS - 1.9%
4,697	Advanced Micro Devices, Inc.(a)	304,225
1,525	Analog Devices, Inc.	250,146
2,515	Applied Materials, Inc.	244,911
1,128	Broadcom, Inc.	630,699
380	Entegris, Inc.	24,924
11,915	Intel Corporation	314,913
439	KLA Corporation	165,516
413	Lam Research Corporation	173,584
2,409	Marvell Technology, Inc.	89,229
1,633	Microchip Technology, Inc.	114,718
3,240	Micron Technology, Inc.	161,935
137	Monolithic Power Systems, Inc.	48,445
6,920	NVIDIA Corporation	1,011,289
1,267	ON Semiconductor Corporation(a)	79,023
3,395	QUALCOMM, Inc.	373,246
465	Skyworks Solutions, Inc.	42,375
519	Teradyne, Inc.	45,335
2,646	Texas Instruments, Inc.	437,172
		4,511,685
	SOFTWARE - 3.5%
1,334	Adobe, Inc.(a)	448,931
424	Akamai Technologies, Inc.(a)	35,743
258	ANSYS, Inc.(a)	62,330
615	Autodesk, Inc.(a)	114,925
308	Bill.com Holdings, Inc.(a)	33,560
767	Cadence Design Systems, Inc.(a)	123,211
815	Cloudflare, Inc., Class A(a)	36,846
601	Crowdstrike Holdings, Inc., Class A(a)	63,279
723	Datadog, Inc.(a)	53,141
2,016	Fortinet, Inc.(a)	98,562

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	SOFTWARE - 3.5% (Continued)
139	HubSpot, Inc.(a)	$40,189
782	Intuit, Inc.	304,370
20,882	Microsoft Corporation	5,007,921
205	MongoDB, Inc.(a)	40,352
1,584	NortonLifeLock, Inc.	33,945
4,398	Oracle Corporation	359,493
4,923	Palantir Technologies, Inc., Class A(a)	31,606
852	Palo Alto Networks, Inc.(a)	118,888
154	Paycom Software, Inc.(a)	47,788
2,792	Salesforce, Inc.(a)	370,191
578	ServiceNow, Inc.(a)	224,420
777	Snowflake, Inc.(a)	111,531
482	Splunk, Inc.(a)	41,495
684	SS&C Technologies Holdings, Inc.	35,609
441	Synopsys, Inc.(a)	140,807
473	Twilio, Inc., Class A(a)	23,158
105	Tyler Technologies, Inc.(a)	33,853
407	Veeva Systems, Inc., Class A(a)	65,682
687	VMware, Inc., Class A(a)	84,336
585	Workday, Inc., Class A(a)	97,888
661	Zoom Video Communications, Inc., Class A(a)	44,776
267	Zscaler, Inc.(a)	29,877
		8,358,703
	SPECIALTY FINANCE - 0.2%
1,657	American Express Company	244,822
1,120	Capital One Financial Corporation	104,115
804	Discover Financial Services	78,655
1,543	Synchrony Financial	50,703
		478,295
	SPECIALTY REITS - 0.0%(b)
827	Iron Mountain, Inc.	41,226

	STEEL - 0.1%
759	Nucor Corporation	100,044

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	STEEL - 0.1% (Continued)
540	Steel Dynamics, Inc.	$52,758
		152,802
	TECHNOLOGY HARDWARE - 3.2%
50,222	Apple, Inc.	6,525,344
695	Arista Networks, Inc.(a)	84,338
10,865	Cisco Systems, Inc.	517,609
2,170	Corning, Inc.	69,310
416	Garmin Ltd.	38,393
3,528	Hewlett Packard Enterprise Company	56,307
3,029	HP, Inc.	81,389
466	Motorola Solutions, Inc.	120,093
701	NetApp, Inc.	42,102
632	Seagate Technology Holdings plc	33,250
838	Western Digital Corporation(a)	26,439
145	Zebra Technologies Corporation, Class A(a)	37,179
		7,631,753
	TECHNOLOGY SERVICES - 2.1%
1,913	Accenture plc, Class A	510,466
1,209	Automatic Data Processing, Inc.	288,782
1,488	Block, Inc., Class A(a)	93,506
311	Broadridge Financial Solutions, Inc.	41,714
397	CDW Corporation/DE	70,896
1,621	Cognizant Technology Solutions Corporation, Class A	92,705
1,133	CoStar Group, Inc.(a)	87,558
150	EPAM Systems, Inc.(a)	49,161
343	Equifax, Inc.	66,665
124	FactSet Research Systems, Inc.	49,750
1,697	Fidelity National Information Services, Inc.	115,141
1,704	Fiserv, Inc.(a)	172,223
231	FleetCor Technologies, Inc.(a)	42,430
228	Gartner, Inc.(a)	76,640
822	Global Payments, Inc.	81,641
2,596	International Business Machines Corporation	365,750
380	Leidos Holdings, Inc.	39,972

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 40.4% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
2,449	Mastercard, Inc., Class A	$851,592
465	Moody’s Corporation	129,558
216	MSCI, Inc.	100,477
938	Paychex, Inc.	108,395
3,356	PayPal Holdings, Inc.(a)	239,014
972	S&P Global, Inc.	325,562
513	TransUnion	29,113
427	Verisk Analytics, Inc.	75,331
4,754	Visa, Inc., Class A	987,692
		5,091,734
	TELECOMMUNICATIONS - 0.5%
20,276	AT&T, Inc.	373,281
1,827	T-Mobile US, Inc.(a)	255,780
12,004	Verizon Communications, Inc.	472,958
		1,102,019
	TIMBER REIT - 0.0%(b)
2,172	Weyerhaeuser Company	67,332

	TOBACCO & CANNABIS - 0.3%
5,159	Altria Group, Inc.	235,818
4,479	Philip Morris International, Inc.	453,319
		689,137
	TRANSPORTATION & LOGISTICS - 0.7%
6,224	CSX Corporation	192,820
1,911	Delta Air Lines, Inc.(a)	62,795
480	Expeditors International of Washington, Inc.	49,882
692	FedEx Corporation	119,854
229	JB Hunt Transport Services, Inc.	39,928
695	Norfolk Southern Corporation	171,262
284	Old Dominion Freight Line, Inc.	80,594
1,849	Southwest Airlines Company(a)	62,256
1,796	Union Pacific Corporation	371,898
825	United Airlines Holdings, Inc.(a)	31,103

See accompanying notes to financial statements.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value

	COMMON STOCKS — 40.4% (Continued)

	TRANSPORTATION & LOGISTICS - 0.7% (Continued)
2,117	United Parcel Service, Inc., Class B	$368,019
		1,550,411
	TRANSPORTATION EQUIPMENT - 0.1%
422	Cummins, Inc.	102,246
883	PACCAR, Inc.	87,391
540	Westinghouse Air Brake Technologies Corporation	53,897
		243,534
	WHOLESALE - CONSUMER STAPLES - 0.1%
1,616	Archer-Daniels-Midland Company	150,046
442	Bunge Ltd.	44,098
1,485	Sysco Corporation	113,528
		307,672
	WHOLESALE - DISCRETIONARY - 0.0%(b)
1,276	Copart, Inc.(a)	77,696
118	Pool Corporation	35,675
		113,371

	TOTAL COMMON STOCKS (Cost $101,649,676)	95,713,417

	TOTAL INVESTMENTS - 40.4% (Cost $101,649,676)	$95,713,417
	OTHER ASSETS IN EXCESS OF LIABILITIES - 59.6%	141,268,262
	NET ASSETS - 100.0%	$236,981,679

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

F(fPLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$107,059,921	$101,649,676
At fair value	$91,150,400	$95,713,417
Cash and cash equivalents	138,732,109	141,061,661
Dividends and interest receivable	359,200	416,916
Prepaid expenses	5,163	5,088
TOTAL ASSETS	230,246,872	237,197,082

LIABILITIES
Investment advisory fees payable	154,983	158,471
Payable to related parties	27,576	27,761
Accrued expenses and other liabilities	24,422	29,171
TOTAL LIABILITIES	206,981	215,403
NET ASSETS	$230,039,891	$236,981,679

Net Assets Consist Of:
Paid in capital	$342,791,330	$316,473,679
Accumulated deficit	(112,751,439)	(79,492,000)
NET ASSETS	$230,039,891	$236,981,679

Net Asset Value Per Share:
Net Assets	$230,039,891	$236,981,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,750,000	7,100,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$34.08	$33.38

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $489 and $43, respectively)	$397,678	$764,903
Interest	1,790,482	1,815,248
TOTAL INVESTMENT INCOME	2,188,160	2,580,151

EXPENSES
Investment advisory fees	965,400	979,575
Administrative services	66,666	72,544
Custodian fees	27,223	75,444
Professional fees	15,123	10,889
Audit fees	9,528	9,528
Printing and postage expenses	9,075	12,098
Legal fees	7,562	7,562
Trustees fees and expenses	7,461	7,461
Transfer agent fees	5,746	5,897
Insurance expense	2,521	2,521
Other expenses	11,544	10,586
NET EXPENSES	1,127,849	1,194,105

NET INVESTMENT INCOME	1,060,311	1,386,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	(381,235)	(296,432)
Net realized loss on investments	(4,871,533)	(3,525,130)
Foreign currency transactions	(57)	—
	(5,252,825)	(3,821,562)
Net change in unrealized depreciation on investments	(15,909,521)	(5,936,259)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(21,162,346)	(9,757,821)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,102,035)	$(8,371,775)

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$1,060,311	$(1,147,736)
Net realized loss on investments, in-kind redemptions, and foreign currency transactions	(5,252,825)	(27,279,195)
Net change in unrealized depreciation on investments	(15,909,521)	(69,663,592)
Net decrease in net assets resulting from operations	(20,102,035)	(98,090,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,233,889	362,188,640
Cost of shares redeemed	(14,311,470)	(221,311,794)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,077,581)	140,876,846

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,179,616)	42,786,323

NET ASSETS
Beginning of Period	251,219,507	208,433,184
End of Period	$230,039,891	$251,219,507

SHARE ACTIVITY
Shares Sold	350,000	7,250,000
Shares Redeemed	(400,000)	(4,800,000)
Net increase (decrease) in shares of beneficial interest outstanding	(50,000)	2,450,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$1,386,046	$183,782
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	(3,821,562)	90,055
Net change in unrealized depreciation on investments	(5,936,259)	(57,551,430)
Net decrease in net assets resulting from operations	(8,371,775)	(57,277,593)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(19,389)
Total distributions paid	(1,454,080)	(458,426)
Net decrease in net assets resulting from distributions to shareholders	(1,454,080)	(477,815)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,306,758	357,551,600
Cost of shares redeemed	(25,704,288)	(235,324,196)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(13,397,530)	122,227,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,223,385)	64,471,996

NET ASSETS
Beginning of Period	260,205,064	195,733,068
End of Period	$236,981,679	$260,205,064

SHARE ACTIVITY
Shares Sold	350,000	8,450,000
Shares Redeemed	(750,000)	(5,850,000)
Net increase (decrease) in shares of beneficial interest outstanding	(400,000)	2,600,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$36.94		$47.92	$30.21	$25.00
Activity from investment operations:
Net investment (income) loss (2)	0.15		(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.01)		(10.80)	17.81	5.31
Total from investment operations	(2.86)		(10.98)	17.71	5.27
Less distributions from:
Net investment income	—		—	—	(0.00	) (5)
Net realized gains	—		—	—	(0.06)
Total distributions	—		—	—	(0.06)
Net asset value, end of period	$34.08		$36.94	$47.92	$30.21
Market price, end of period	$34.05		$36.96	$47.97	$30.25
Total return (4)	(7.74	)% (8)	(22.91)%	58.62%	21.11	% (8)
Market price total return	(7.87)%		(22.95)%	58.58%	21.27%
Net assets, at end of period (000s)	$230,040		$251,220	$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.90%		0.89%	0.91%	1.02%
Ratio of net investment loss to average net assets (6)(7)	0.85%		(0.37)%	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	35	% (8)	73%	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2022		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$34.69		$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.19		0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	(1.44)		(5.23)		14.79	0.13
Total from investment operations	(1.25)		(5.20)		14.88	0.20
Less distributions from:
Net investment income	(0.06)		(0.06)		(0.08)	(0.05)
Net realized gains	—		—		—	(0.00	) (5)
Return of capital	—		(0.00	) (5)	—	(0.00	) (5)
Total distributions	(0.06)		(0.06)		(0.08)	(0.05)
Net asset value, end of period	$33.38		$34.69		$39.95	$25.15
Market price, end of period	$33.35		$34.70		$40.00	$25.12
Total return (4)	(3.19	)% (8)	(13.05)%		59.23%	0.78	% (8)
Market price total return	(3.31)%		(13.13)%		59.62%	0.66%
Net assets, at end of period (000s)	$236,982		$260,205		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.94%		0.89%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	1.09%		0.06%		0.27%	0.40%
Portfolio Turnover Rate (3)	37	% (8)	73%		3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$91,150,400	$—	$—	$91,150,400
Total	$91,150,400	$—	$—	$91,150,400

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$95,713,417	$—	$—	$95,713,417
Total	$95,713,417	$—	$—	$95,713,417

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2019 through June 30, 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the six months ended December 31, 2022, LGH had a realized loss of $57 on foreign currency transactions.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$143,543,386	$30,918,650
LGH	$142,258,975	$33,070,177

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$5,457,025	$5,769,072
LGH	$4,736,358	$8,453,919

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2022, the Adviser earned $965,400, and $979,575 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*     The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2022, and June 30, 2021, was as follows:

For the period ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	458,426	—	19,389	—	477,815

For the period ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	307,200	—	—	—	307,200

As of June 30, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$—	$—	$(92,107,325)	$(542,080)	$—	—	$(92,649,405)
HCM Defender 500 Index ETF	—	—	—	(61,136,329)	(8,529,816)	—	—	(69,666,145)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$731,646
HCM Defender 500 Index ETF	157,256

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$91,375,679
HCM Defender 500 Index ETF	60,979,073

At June 30, 2022, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$542,080	$—	$542,080	$1,637,679
HCM Defender 500 Index ETF	8,529,816	—	8,529,816	65,378

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$61,773,349	$(61,773,349)
HCM Defender 500 Index ETF	61,027,688	(61,027,688)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Depreciation
HCM Defender 100 Index ETF	$107,059,921	$1,897,104	$(17,806,625)	$(15,909,521)
HCM Defender 500 Index ETF	$101,645,309	$4,076,595	$(10,008,487)	$(5,931,892)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETFs
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	7/1/2022	12/31/2022	7/1/2022 - 12/31/2022	7/1/2022 - 12/31/2022
HCM Defender 100 Index ETF	$1,000.00	$968.10	$4.46	0.90%
HCM Defender 500 Index ETF	$1,000.00	$922.60	$4.56	0.94%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	7/1/2022	12/31/2022	7/1/2022 - 12/31/2022	7/1/2022 - 12/31/2022
HCM Defender 100 Index ETF	$1,000.00	$1,020.67	$4.58	0.90%
HCM Defender 500 Index ETF	$1,000.00	$1,020.47	$4.79	0.94%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full year to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HCMETFS-SAR22

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/ President

Date 3/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane Principal Executive Officer/ President

Date 3/10/23

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/23